Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	CornerCap Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CornerCap Small-Cap Value Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cornercapfunl-etf.com/valuedocuments. You can also request this information by contacting us at 888-813-8637.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-813-8637
Additional Information Website	https://www.cornercapfunl-etf.com/valuedocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Material Change Date	Sep. 13, 2024
Updated Performance Information Location [Text Block]	Visit https://www.cornercapfunl-etf.com/valuedocuments for more recent performance information.
Net Assets	$ 138,018,678
Holdings Count | $ / shares	380
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$138,018,678
Number of Holdings	380
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Issuers	(%)
Western Alliance Bancorp	0.7%
PetIQ, Inc.	0.6%
Chord Energy Corp.	0.6%
Cirrus Logic, Inc.	0.6%
CrossFirst Bankshares, Inc.	0.6%
Virtu Financial, Inc.	0.6%
Smartsheet, Inc.	0.5%
Gates Industrial Corp. PLC	0.5%
Ameris Bancorp	0.5%
Addus HomeCare Corp.	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Based upon a recommendation by the Adviser, the Board of Trustees of the Trust approved a plan of liquidation for the Fund. The liquidation is expected to occur on January 31, 2025. In an Asset Purchase Agreement (the “Agreement”) dated July 28, 2024, the Adviser sold its advisory accounts for cash consideration in a transaction that closed September 13, 2024. Under the terms of the Agreement, the Adviser agreed to manage the Fund until January 31, 2025. The Adviser also agreed, effective September 13, 2024, to change the Fund’s advisory fee from 0.88% to 0.00% and the Fund’s operating expense limit from 0.95% to 0.25% (exclusive of 12b-1 and shareholder service fees) of the Fund’s average daily net assets.

Updated Prospectus Web Address	https://www.cornercapfunl-etf.com/valuedocuments
Advisor Class
Shareholder Report [Line Items]
Fund Name	CornerCap Small-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	CSCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CornerCap Small-Cap Value Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cornercapfunl-etf.com/valuedocuments. You can also request this information by contacting us at 888-813-8637.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-813-8637
Additional Information Website	https://www.cornercapfunl-etf.com/valuedocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Material Change Date	Sep. 13, 2024
Updated Performance Information Location [Text Block]	Visit https://www.cornercapfunl-etf.com/valuedocuments for more recent performance information.
Net Assets	$ 138,018,678
Holdings Count | $ / shares	380
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$138,018,678
Number of Holdings	380
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Issuers	(%)
Western Alliance Bancorp	0.7%
PetIQ, Inc.	0.6%
Chord Energy Corp.	0.6%
Cirrus Logic, Inc.	0.6%
CrossFirst Bankshares, Inc.	0.6%
Virtu Financial, Inc.	0.6%
Smartsheet, Inc.	0.5%
Gates Industrial Corp. PLC	0.5%
Ameris Bancorp	0.5%
Addus HomeCare Corp.	0.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Based upon a recommendation by the Adviser, the Board of Trustees of the Trust approved a plan of liquidation for the Fund. The liquidation is expected to occur on January 31, 2025. In an Asset Purchase Agreement (the “Agreement”) dated July 28, 2024, the Adviser sold its advisory accounts for cash consideration in a transaction that closed September 13, 2024. Under the terms of the Agreement, the Adviser agreed to manage the Fund until January 31, 2025. The Adviser also agreed, effective September 13, 2024, to change the Fund’s advisory fee from 0.88% to 0.00% and the Fund’s operating expense limit from 0.95% to 0.25% (exclusive of 12b-1 and shareholder service fees) of the Fund’s average daily net assets.

Updated Prospectus Web Address	https://www.cornercapfunl-etf.com/valuedocuments